E Fut

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ADVERTISING & MARKETING - 0.3%
2,561	Omnicom Group, Inc.	$ 257,201

	AEROSPACE & DEFENSE - 0.8%
932	L3Harris Technologies, Inc.	220,576
3,820	Textron, Inc.	348,384
4,897	Virgin Galactic Holdings, Inc.(a)	32,761
		601,721
	APPAREL & TEXTILE PRODUCTS - 0.2%
2,517	Skechers USA, Inc., Class A(a)	172,364

	ASSET MANAGEMENT - 3.1%
8,709	Artisan Partners Asset Management, Inc., Class A	362,207
10,146	Janus Henderson Group plc	381,591
68,900	Kennedy-Wilson Holdings, Inc.	766,169
1,846	KKR & Company, Inc.	228,479
5,571	T Rowe Price Group, Inc.	590,749
		2,329,195
	AUTOMOTIVE - 0.4%
30,766	Goodyear Tire & Rubber Company (The)(a)	271,356

	BANKING - 7.9%
19,713	Alerus Financial Corporation	442,557
17,845	Bank of Marin Bancorp	381,705
4,025	City Holding Company	477,929
36,124	Colony Bankcorp, Inc.	542,221
10,904	Commerce Bancshares, Inc.	697,420
27,787	Financial Institutions, Inc.	723,018
34,384	Fulton Financial Corporation	665,330
6,305	Independent Bank Corporation	399,170
7,448	Northrim BanCorp, Inc.	513,689
9,346	RBB Bancorp	214,584
13,843	Synovus Financial Corporation	638,439
4,744	Washington Trust Bancorp, Inc.	155,603
		5,851,665

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BEVERAGES - 0.4%
5,513	Molson Coors Beverage Company, Class B	$ 297,537

	BIOTECH & PHARMA - 5.2%
60,801	ADMA Biologics, Inc.(a)	1,052,466
12,837	Alkermes plc(a)	365,213
87,858	Allogene Therapeutics, Inc.(a)	231,067
17,757	Arvinas, Inc.(a)	464,523
2,021	BioMarin Pharmaceutical, Inc.(a)	184,335
62,176	Heron Therapeutics, Inc.(a)	120,000
6,929	Janux Therapeutics, Inc.(a)	325,524
1,693	Krystal Biotech, Inc.(a)	330,338
13,432	Organon & Company	300,205
1,670	TransMedics Group, Inc.(a)	280,660
2,194	Vaxcyte, Inc.(a)	177,187
		3,831,518
	CHEMICALS - 1.9%
14,773	Axalta Coating Systems Ltd.(a)	539,215
53,471	Perimeter Solutions S.A.(a)	626,145
2,903	Stepan Company	225,360
		1,390,720
	COMMERCIAL SUPPORT SERVICES - 0.3%
3,660	H&R Block, Inc.	231,715

	CONSTRUCTION MATERIALS - 1.2%
1,598	Advanced Drainage Systems, Inc.	250,502
708	Carlisle Companies, Inc.	300,050
1,472	Vulcan Materials Company	360,950
		911,502
	CONSUMER SERVICES - 1.6%
13,889	Coursera, Inc.(a)	112,501
22,549	Perdoceo Education Corporation	506,000
6,841	Stride, Inc.(a)	563,287
		1,181,788

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	CONTAINERS & PACKAGING - 0.4%
12,956	Karat Packaging, Inc.	$ 328,305

	DIVERSIFIED INDUSTRIALS - 0.4%
2,300	ITT, Inc.	320,206

	ELECTRIC UTILITIES - 1.2%
3,090	Constellation Energy Corporation	607,803
3,268	Vistra Corporation	279,185
		886,988
	ELECTRICAL EQUIPMENT - 3.5%
1,744	Acuity Brands, Inc.	444,197
1,282	AMETEK, Inc.	219,286
6,112	Amphenol Corporation, Class A	412,254
2,392	Badger Meter, Inc.	495,001
1,021	Hubbell, Inc.	408,318
1,042	Powell Industries, Inc.	174,472
2,312	Watts Water Technologies, Inc., Class A	454,770
		2,608,298
	ENGINEERING & CONSTRUCTION - 2.9%
1,106	Comfort Systems USA, Inc.	390,993
3,409	EMCOR Group, Inc.	1,339,941
7,765	Fluor Corporation(a)	388,794
		2,119,728
	ENTERTAINMENT CONTENT - 0.6%
2,673	Take-Two Interactive Software, Inc.(a)	432,251

	FOOD - 1.7%
13,480	BellRing Brands, Inc.(a)	753,936
1,398	Post Holdings, Inc.(a)	161,846
4,861	Tyson Foods, Inc., Class A	312,611
		1,228,393
	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
10,195	Sylvamo Corporation	806,323

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	GAS & WATER UTILITIES - 1.9%
5,365	Consolidated Water Company Ltd.	$ 148,932
12,195	National Fuel Gas Company	728,774
15,183	NiSource, Inc.	501,950
		1,379,656
	HEALTH CARE FACILITIES & SERVICES - 2.3%
1,104	McKesson Corporation	619,433
1,594	Medpace Holdings, Inc.(a)	566,300
7,626	Option Care Health, Inc.(a)	244,185
1,804	Tenet Healthcare Corporation(a)	299,175
		1,729,093
	HEALTH CARE REIT - 0.6%
12,191	Omega Healthcare Investors, Inc.	482,032

	HOME CONSTRUCTION - 4.6%
4,116	AZEK Company, Inc. (The)(a)	175,465
2,869	Century Communities, Inc.	287,101
4,937	Dream Finders Homes, Inc.(a)	165,143
4,003	Green Brick Partners, Inc.(a)	315,356
2,480	Griffon Corporation	164,151
3,757	KB Home	314,498
2,361	M/I Homes, Inc.(a)	376,273
3,299	PulteGroup, Inc.	434,313
8,312	Taylor Morrison Home Corporation(a)	559,647
4,113	Toll Brothers, Inc.	592,560
		3,384,507
	HOTEL REIT - 0.9%
37,190	Park Hotels & Resorts, Inc.	568,263

	HOUSEHOLD PRODUCTS - 0.3%
6,122	Edgewell Personal Care Company	246,227

	INDUSTRIAL INTERMEDIATE PROD - 0.6%
1,451	Valmont Industries, Inc.	414,63 8

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.0%
3,749	Applied Industrial Technologies, Inc.	$ 768,995

	INFRASTRUCTURE SOFTWARE - 0.9%
5,749	Datadog, Inc., Class A(a)	668,379

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
1,371	Cboe Global Markets, Inc.	281,603
3,172	Interactive Brokers Group, Inc., Class A	408,839
7,937	Northern Trust Corporation	723,934
		1,414,376
	INSURANCE - 6.4%
14,836	American Coastal Insurance Corporation(a)	166,608
2,596	Arch Capital Group Ltd.(a)	293,582
1,995	Assured Guaranty Ltd.	159,760
1,665	Axis Capital Holdings Ltd.	133,000
1,520	Brown & Brown, Inc.	159,798
3,328	Cincinnati Financial Corporation	456,036
3,934	Hartford Financial Services Group, Inc. (The)	456,737
2,531	Kemper Corporation	158,213
11,603	Mercury General Corporation	768,466
1,312	Primerica, Inc.	345,358
53,535	ProAssurance Corporation(a)	717,369
10,032	Ryan Specialty Holdings, Inc., Class A	648,368
5,643	Unum Group	313,130
		4,776,425
	INTERNET MEDIA & SERVICES - 1.7%
2,468	Expedia Group, Inc.(a)	343,274
7,544	HealthStream, Inc.	219,078
5,357	Maplebear, Inc.(a)	192,263
5,302	Pinterest, Inc., Class A(a)	169,876
1,088	Spotify Technology S.A.(a)	373,053
		1,297,544
	LEISURE FACILITIES & SERVICES - 4.1%
8,664	Chipotle Mexican Grill, Inc.(a)	485,877

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	LEISURE FACILITIES & SERVICES - 4.1% (Continued)
1,739	Darden Restaurants, Inc.	$ 275,023
1,104	Hilton Worldwide Holdings, Inc.	242,483
19,593	Madison Square Garden Entertainment Corporation(a)	827,215
5,905	MGM Resorts International(a)	221,969
30,770	ONE Group Hospitality, Inc. (The)(a)	118,465
2,280	Royal Caribbean Cruises Ltd.(a)	375,334
1,205	Wingstop, Inc.	465,263
		3,011,629
	MACHINERY - 1.9%
11,788	Flowserve Corporation	587,985
5,560	Hyster-Yale Materials Handling, Inc., Class A	350,058
4,866	Ingersoll Rand, Inc.	444,996
		1,383,039
	MEDICAL EQUIPMENT & DEVICES - 4.0%
2,760	Haemonetics Corporation(a)	208,601
3,758	Hologic, Inc.(a)	305,300
4,818	ICU Medical, Inc.(a)	796,560
3,198	Insulet Corporation(a)	648,458
2,915	Lantheus Holdings, Inc.(a)	310,360
2,467	Masimo Corporation(a)	289,922
1,564	ResMed, Inc.	383,211
		2,942,412
	METALS & MINING - 1.9%
15,718	Century Aluminum Company(a)	225,710
68,024	Energy Fuels Inc(a)	333,318
30,447	Hecla Mining Company	180,551
11,491	Peabody Energy Corporation	269,004
6,352	Warrior Met Coal, Inc.	389,440
		1,398,023
	MORTGAGE FINANCE - 0.7%
31,511	AGNC Investment Corporation	321,728
16,393	KKR Real Estate Finance Trust, Inc.	195,568
		517,296

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	OFFICE REIT - 0.3%
45,458	Hudson Pacific Properties, Inc.	$ 234,109

	OIL & GAS PRODUCERS - 3.4%
3,289	Cheniere Energy, Inc.	609,320
7,392	Matador Resources Company	419,274
1,455	Murphy USA, Inc.	756,062
9,911	Par Pacific Holdings, Inc.(a)	222,403
11,411	Williams Companies, Inc. (The)	522,281
		2,529,340
	PUBLISHING & BROADCASTING - 0.3%
3,480	New York Times Company (The), Class A	191,156

	REAL ESTATE INVESTMENT TRUSTS - 0.5%
52,752	Claros Mortgage Trust, Inc.	422,016

	REAL ESTATE SERVICES - 0.4%
29,808	Redfin Corporation(a)	278,407

	RETAIL - CONSUMER STAPLES - 0.2%
28,830	Arko Corporation	180,476

	RETAIL - DISCRETIONARY - 3.1%
3,129	Abercrombie & Fitch Company, Class A(a)	461,746
5,884	American Eagle Outfitters, Inc.	121,093
12,699	Gap, Inc. (The)	284,838
5,531	La-Z-Boy, Inc.	224,393
1,096	Lululemon Athletica, Inc.(a)	284,379
1,836	Ross Stores, Inc.	276,520
552	Ulta Beauty, Inc.(a)	194,768
7,296	Urban Outfitters, Inc.(a)	264,991
1,599	Williams-Sonoma, Inc.	214,794
		2,327,522
	SEMICONDUCTORS - 1.8%
10,543	Alpha & Omega Semiconductor Ltd.(a)	440,803

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 1.8% (Continued)
8,436	Amkor Technology, Inc.	$ 277,544
17,408	Veeco Instruments, Inc.(a)	617,810
		1,336,157
	SOFTWARE - 7.1%
3,948	Altair Engineering, Inc., Class A(a)	356,741
1,281	Appfolio, Inc., Class A(a)	297,179
4,363	DocuSign, Inc.(a)	258,333
1,069	Duolingo, Inc.(a)	227,237
2,895	Fortinet, Inc.(a)	222,075
5,353	GitLab, Inc. - Class A(a)	253,732
3,275	Guidewire Software, Inc.(a)	487,222
38,777	Health Catalyst, Inc.(a)	278,807
27,027	IonQ, Inc.(a)	200,540
3,573	Okta, Inc.(a)	281,302
1,840	Qualys, Inc.(a)	230,313
12,978	Sprout Social, Inc., Class A(a)	403,616
1,567	SPS Commerce, Inc.(a)	312,993
4,676	Twilio, Inc., Class A(a)	293,466
767	Veeva Systems, Inc., Class A(a)	166,009
28,119	Weave Communications, Inc.(a)	317,182
2,159	Zoom Video Communications, Inc., Class A(a)	149,144
55,897	Zuora, Inc.(a)	491,336
		5,227,227
	SPECIALTY FINANCE - 1.2%
3,204	GATX Corporation	452,085
2,399	Mr. Cooper Group, Inc.(a)	225,050
16,909	New Residential Investment Corporation	201,893
		879,028
	SPECIALTY REITS - 0.2%
1,516	Iron Mountain, Inc.	171,702

	STEEL - 0.2%
976	Carpenter Technology Corporation	141,296

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY HARDWARE - 3.3%
1,878	Arista Networks, Inc.(a)	$ 663,648
9,796	Corning, Inc.	409,963
6,146	NetApp, Inc.	741,944
719	Super Micro Computer, Inc.(a)	314,706
1,010	Zebra Technologies Corporation, Class A(a)	348,834
		2,479,095
	TECHNOLOGY SERVICES - 2.8%
2,215	Booz Allen Hamilton Holding Corporation	351,698
1,418	Coinbase Global, Inc., Class A(a)	260,004
4,875	HealthEquity, Inc.(a)	387,855
2,419	ICF International, Inc.	400,974
2,090	Leidos Holdings, Inc.	331,286
19,723	Riot Blockchain, Inc.(a)	148,514
15,205	StoneCompany Ltd.(a)	201,618
		2,081,949
	TELECOMMUNICATIONS - 1.4%
23,180	AST SpaceMobile, Inc.(a)	673,147
13,852	Iridium Communications, Inc.	357,382
		1,030,529
	TRANSPORTATION & LOGISTICS - 1.9%
3,289	Copa Holdings S.A., Class A	297,326
2,577	Expeditors International of Washington, Inc.	318,028
2,640	Matson, Inc.	365,111
3,227	Teekay Tankers Ltd., Class A	183,552
4,784	United Airlines Holdings, Inc.(a)	210,687
		1,374,704
	TRANSPORTATION EQUIPMENT - 0.4%
1,787	Westinghouse Air Brake Technologies Corporation	303,022

	TOTAL COMMON STOCKS (Cost $67,405,778)	73,629,043

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(b)
	CHEMICALS - 0.0% (b)
37,030	Danimer Scientific, Inc.	05/04/2029	$ 5.00	$ 3,410

	TOTAL WARRANT (Cost $–)			3,410

	TOTAL INVESTMENTS - 99.3% (Cost $67,405,778)			$ 73,632,453
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%			527,462
	NET ASSETS - 100.0%			$ 74,159,915

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.